Note 12 - Income Taxes and Tax Status	12 Months Ended
Dec. 31, 2022
Notes to Financial Statements
Income Tax Disclosure [Text Block]

12. INCOME TAXES AND TAX STATUS

Our net losses before income taxes for the years ended December 31, 2022 and 2021 are from domestic operations as well as losses from our wholly-owned German subsidiary.  We elected to treat our German subsidiary as a disregarded entity for purposes of income taxes and accordingly, the losses from our German subsidiary have been included in our operating results.

No current or deferred tax provision or benefit was recorded in 2022 or 2021 as a result of current losses and fully deferred tax valuation allowances for all periods.  We have recorded a valuation allowance to state our deferred tax assets at their estimated net realizable value due to the uncertainty related to realization of these assets through future taxable income.

A reconciliation between the provision for income taxes and the expected tax benefit using the federal statutory rate of 21% for each of the years ended December 31, 2022 and 2021, respectively are as follows (in thousands):

	2022	2021
Tax benefit at statutory rate	$(2,061)	$(2,589)
State tax benefit	(422)	(530)
Increase in valuation allowance	2,416	3,368
Other	67	(249)
	$-	$-

Our deferred tax assets and liabilities relate to the following sources and differences between financial accounting and the tax bases of our assets and liabilities at December 31, 2022 and 2021 (in thousands):

	2022	2021
Gross deferred tax assets:
Net operating loss carry-forward	$75,470	$78,600
Research and development credit carry-forward	5,356	6,028
Stock compensation	1,127	356
Patents and other	1,482	1,470
Contingent payment obligations	7,033	6,341
Fixed assets	(2)	53
Lease liabilities	1	38
	90,467	92,886
Less valuation allowance	(90,467)	(92,886)
	-	-
Gross deferred tax liabilities:
Convertible debt	-	-
	-	-
Net deferred tax asset	$-	$-

Upon adoption of ASU 2020-06 on January 1, 2021 (see Note 9), the difference between the financial accounting and tax bases, net of tax effect, of unrecognized tax benefit related to the beneficial conversion feature of convertible debt was eliminated.

At December 31, 2022, we had cumulative net operating loss (“NOL”) carry-forwards for income tax purposes of $300.8 million, of which $260.1 million is subject to expiration in varying amounts from 2023 to 2037. At December 31, 2022, we also had research and development tax credit carryforwards of $5.4 million, which expire in varying amounts from 2023 through 2038.

Our ability to benefit from the tax credit carry-forwards could be limited under certain provisions of the Internal Revenue Code if there are ownership changes of more than 50%, as defined by Section 382 of the Internal Revenue Code of 1986 (“Section 382”).  Under Section 382, an ownership change may limit the amount of NOL, capital loss and R&D credit carry-forwards that can be used annually to offset future taxable income and tax, respectively.  In general, an ownership change, as defined by Section 382, results from transactions increasing the ownership of certain shareholders or public groups in the stock of a corporation by more than 50 percentage points over a three-year period.  We conduct a study annually of our ownership changes.  Based on the results of our studies, we have determined that we do not have any ownership changes on or prior to December 31, 2022 which would result in limitations of our NOL, capital loss or R&D credit carry-forwards under Section 382.

Uncertain Tax Positions

We file income tax returns in the U.S. federal jurisdiction, various state jurisdictions, and Germany.  We have identified our Federal and Florida tax returns as our only major jurisdictions, as defined.  The periods subject to examination for those returns are the 2003 through 2022 tax years.  The following table provides a reconciliation of our unrecognized tax benefits due to uncertain tax positions for the years ended December 31, 2022 and 2021, respectively (in thousands):

	2022	2021
Unrecognized tax benefits – beginning of year	$653	$927
Reduction as a result of lapse of statute of limitations	(15)	(274)
Unrecognized tax benefits – end of year	$638	$653

Future changes in the unrecognized tax benefit will have no impact on the effective tax rate so long as we maintain a full valuation allowance.

Our policy is that we recognize interest and penalties accrued on any unrecognized tax benefits as a component of our income tax expense.  We do not have any accrued interest or penalties associated with any unrecognized tax benefits.  For the years ended December 31, 2022 and 2021, we did not incur any income tax-related interest income, expense or penalties.